Summary - Invesco International Core Equity Fund | Invesco International Core Equity Fund
Fund Summary - Invesco International Core Equity Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Summary - Invesco International Core Equity Fund Invesco International Core Equity Fund	Class A, Invesco International Core Equity Fund	Class B, Invesco International Core Equity Fund	Class C, Invesco International Core Equity Fund	Class R, Invesco International Core Equity Fund	Class Y, Invesco International Core Equity Fund	Class Investor, Invesco International Core Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Invesco International Core Equity Fund Invesco International Core Equity Fund	Class A, Invesco International Core Equity Fund	Class B, Invesco International Core Equity Fund	Class C, Invesco International Core Equity Fund	Class R, Invesco International Core Equity Fund	Class Y, Invesco International Core Equity Fund	Class Investor, Invesco International Core Equity Fund
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.25%
Other Expenses	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	1.54%	2.29%	2.29%	1.79%	1.29%	1.54%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Summary - Invesco International Core Equity Fund Invesco International Core Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco International Core Equity Fund	Class A	698	1,010	1,343	2,284
Class B, Invesco International Core Equity Fund	Class B	732	1,015	1,425	2,438
Class C, Invesco International Core Equity Fund	Class C	332	715	1,225	2,626
Class R, Invesco International Core Equity Fund	Class R	182	563	970	2,105
Class Y, Invesco International Core Equity Fund	Class Y	131	409	708	1,556
Class Investor, Invesco International Core Equity Fund	Investor Class	157	486	839	1,834

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Summary - Invesco International Core Equity Fund Invesco International Core Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco International Core Equity Fund	Class A	698	1,010	1,343	2,284
Class B, Invesco International Core Equity Fund	Class B	232	715	1,225	2,438
Class C, Invesco International Core Equity Fund	Class C	232	715	1,225	2,626
Class R, Invesco International Core Equity Fund	Class R	182	563	970	2,105
Class Y, Invesco International Core Equity Fund	Class Y	131	409	708	1,556
Class Investor, Invesco International Core Equity Fund	Investor Class	157	486	839	1,834

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund invests in a diversified portfolio that consists primarily of equity securities of foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer. The Fund focuses its investments in marketable equity securities of foreign issuers that are listed on a foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S. As of October 31, 2011, the principal countries in which the Fund invested were Japan, the United Kingdom, France, Australia and Switzerland. The Fund emphasizes investment in issuers in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 100% of its net assets in foreign securities. The Fund may invest up to 20% of its total assets in issuers located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, amount of shareholders’ capital and the percentage of earnings paid in dividends, as well as an issuer’s historic earnings stability and overall debt levels. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases to where it is no longer attractively priced relative to other issuers within their proprietary valuation model, (2) its fundamentals deteriorate or (3) it causes the portfolio’s tracking error relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund emphasizes investment in issuers in the developed countries of Western Europe and the Pacific Basin, the Fund’s performance is expected to be closely tied to social, political and economic conditions within countries in those regions and to be more volatile than the performance of more geographically diversified funds.

Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Best Quarter (ended June 30, 2009): 24.45% Worst Quarter (ended September 30, 2002): -20.69%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Summary - Invesco International Core Equity Fund Invesco International Core Equity Fund	Column		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class Investor, Invesco International Core Equity Fund	Investor Class shares: Inception (10/28/1998)		Return Before Taxes	(14.27%)	(4.97%)	3.84%		Oct. 28, 1998
Return Before Taxes Class A, Invesco International Core Equity Fund	Class A shares: Inception (3/28/2002)			(19.01%)	(6.04%)		2.75%	Mar. 28, 2002
Return Before Taxes Class B, Invesco International Core Equity Fund	Class B shares: Inception (3/28/2002)			(19.08%)	(6.01%)		2.81%	Mar. 28, 2002
Return Before Taxes Class C, Invesco International Core Equity Fund	Class C shares: Inception (2/14/2000)			(15.78%)	(5.70%)	3.01%		Feb. 14, 2000
Return Before Taxes Class R, Invesco International Core Equity Fund	Class R shares: Inception (11/24/2003)			(14.53%)	(5.23%)		3.84%	Nov. 24, 2003
Return Before Taxes Class Y, Invesco International Core Equity Fund	Class Y shares: Inception (10/3/2008)	[1]		(14.12%)	(4.83%)	3.92%		Oct. 03, 2008
Return After Taxes on Distributions Class Investor, Invesco International Core Equity Fund	Investor Class shares: Inception (10/28/1998)		Return After Taxes on Distributions	(14.63%)	(5.37%)	3.50%		Oct. 28, 1998
Return After Taxes on Distributions and Sale of Fund Shares Class Investor, Invesco International Core Equity Fund	Investor Class shares: Inception (10/28/1998)		Return After Taxes on Distributions and Sale of Fund Shares	(8.78%)	(3.97%)	3.48%		Oct. 28, 1998
MSCI EAFE Index			MSCI EAFE® Index	(12.14%)	(4.72%)	4.67%
Lipper International Large-Cap Core Funds Index			Lipper International Large-Cap Core Funds Index	(13.56%)	(4.96%)	3.91%
[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.